DEBENTURES - Amortization schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DEBENTURES
Non-current debentures	R$ 2,894,954	R$ 2,893,029
2022
DEBENTURES
Non-current debentures	1,497,760	1,496,591
2023
DEBENTURES
Non-current debentures	598,960	598,530
2027 on
DEBENTURES
Non-current debentures	R$ 798,234	R$ 797,908